Deferred income tax - Deferred tax asset and liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Deferred income tax
Deferred income tax assets	$ 78,394	$ 11,064	[1]
Deferred income tax liabilities	(186,261)	(169,119)	[1]
Net deferred tax liabilities	$ (107,867)	$ (158,055)		$ (163,741)	$ (14,937)

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).